SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017		Jun. 30, 2016
Accounting Policies [Abstract]
Customer 1 percentage of sales	16.70%	11.80%	16.70%		20.80%
Customer 2 percentage of sales	17.00%	11.60%	19.40%		11.80%
Customer 3 percentage of sales	23.50%	19.00%	17.40%		11.20%
Customer 4 percentage of sales				[1]	10.20%

[1]	Customer was less than 10% of sales for the six months ended June 30, 2017